CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net profit	$ 158,184	$ 85,309
Other comprehensive income, net of tax:
Foreign currency translation adjustment	(9,162)	17,087
Unrealized gain (loss) on derivatives	(1,097)	11,660
Change in employees plan assets and benefit obligations	(8)	43
Comprehensive income	147,917	114,099
Comprehensive loss (income) attributable to non-controlling interest	57	(4,436)
Comprehensive income attributable to the Company	$ 147,974	$ 109,663